UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06526
Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

3435 Stelzer Rd. Columbus, OH	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
Boston Trust Balanced Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (49.3%)
Consumer Discretionary (4.2%)
Comcast Corp., Class A	70,000	1,181,600
Johnson Controls, Inc.	40,000	726,400
NIKE, Inc., Class B	35,000	1,785,000
Omnicom Group, Inc.	50,000	1,346,000
Staples, Inc.	35,000	627,200
Target Corp.	25,000	863,250

		6,529,450

Consumer Products (6.8%)
Costco Wholesale Corp.	40,000	2,100,000
Diageo PLC, ADR	25,000	1,418,500
PepsiCo, Inc.	40,000	2,190,800
Procter & Gamble Co.	60,000	3,709,200
Sysco Corp.	50,000	1,147,000

		10,565,500

Energy (8.4%)
Apache Corp.	20,000	1,490,600
Chevron Corp.	40,000	2,958,800
Exxon Mobil Corp.	80,000	6,386,400
Schlumberger Ltd.	7,500	317,475
XTO Energy, Inc.	50,000	1,763,500

		12,916,775

Financial Services (4.2%)
Chubb Corp.	5,000	255,000
Cincinnati Financial Corp.	40,000	1,162,800
Northern Trust Corp.	12,500	651,750
State Street Corp.	30,000	1,179,900
T. Rowe Price Group, Inc.	60,000	2,126,400
Wilmington Trust Corp.	46,000	1,023,040

		6,398,890

Health Care (7.3%)
Becton, Dickinson & Co.	35,000	2,393,650
C.R. Bard, Inc.	20,000	1,685,200
DENTSPLY International, Inc.	60,000	1,694,400
Johnson & Johnson, Inc.	30,000	1,794,900
Medtronic, Inc.	30,000	942,600
Saint Jude Medical, Inc.(a)	35,000	1,153,600
Stryker Corp.	30,000	1,198,500
Waters Corp.(a)	10,000	366,500

		11,229,350

Industrial Materials (2.8%)
Air Products & Chemicals, Inc.	12,500	628,375
AptarGroup, Inc.	35,000	1,233,400
Ecolab, Inc.	10,000	351,500
Sigma-Aldrich Corp.	50,000	2,112,000

		4,325,275

Industrial Products & Services (9.7%)
C.H. Robinson Worldwide, Inc.	25,000	1,375,750
Donaldson Co., Inc.	75,000	2,523,750
Emerson Electric Co.	60,000	2,196,600
General Electric Co.	75,000	1,215,000
Illinois Tool Works, Inc.	60,000	2,103,000
Parker Hannifin Corp.	10,000	425,400
Precision Castparts Corp.	30,000	1,784,400
United Parcel Service, Inc., Class B	25,000	1,379,000
W.W. Grainger, Inc.	25,000	1,971,000

		14,973,900

Information Technology (5.9%)
Cisco Systems, Inc.(a)	100,000	1,630,000
EMC Corp.(a)	100,000	1,047,000
Hewlett-Packard Co.	30,000	1,088,700
International Business Machines Corp.	10,000	841,600

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, Continued
Microsoft Corp.	125,000	2,430,000
Oracle Corp.(a)	120,000	2,127,600

		9,164,900

TOTAL COMMON STOCKS (Cost $61,004,406)		76,104,040

CORPORATE BONDS (3.9%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	286,032

Communication Services (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	502,998

Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	479,998

Financial Services (2.2%)
American Express Co., 7.00%, 3/19/18	250,000	253,212
American Express Credit Co., Series C, 5.88%, 5/2/13	600,000	576,523
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,019,409
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	938,584
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	586,143

		3,373,871

Industrial Products & Services (0.4%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	304,368
General Electric Co., 5.25%, 12/6/17	250,000	249,676
Weyerhaeuser Co., 6.75%, 3/15/12	100,000	89,577

		643,621

Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	750,000	785,887

TOTAL CORPORATE BONDS (Cost $6,161,403)		6,072,407

MUNICIPAL BONDS (4.7%)
California (0.6%)
California State, GO, 5.00%, 11/1/20, MBIA, Callable 11/1/17 @ 100	1,000,000	992,880
Connecticut (0.7%)
Connecticut State, Series E, GO, 5.00%, 12/15/20, Callable 12/15/16 @ 100	1,000,000	1,063,940

Florida (0.7%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,037,950

Illinois (0.1%)
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	246,840

Massachusetts (1.1%)
Massachusetts State, Series A, GO, 5.25%, 8/1/20	500,000	547,705
Massachusetts State, Series C, GO, 5.50%, 12/1/22, FSA	1,000,000	1,102,470

		1,650,175

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, MBIA, Callable 3/15/16 @ 100	500,000	493,930

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Balanced Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Washington (0.7%)
Washington State, Series A, GO, 5.00%, 7/1/20, FSA, Callable 7/1/14 @ 100	1,000,000	1,041,320

Wisconsin (0.5%)
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	777,607

TOTAL MUNICIPAL BONDS (Cost $7,319,234)		7,304,642

U.S. GOVERNMENT AGENCY OBLIGATIONS (39.1%)
Federal Farm Credit Bank
4.75%, 12/7/09	5,000,000	5,190,565
6.30%, 12/20/10	1,500,000	1,648,806
Federal Home Loan Bank
4.88%, 12/14/12	13,000,000	14,210,443
5.00%, 10/13/11	3,000,000	3,289,068
5.25%, 9/11/09	5,000,000	5,159,405
5.25%, 6/11/10	5,000,000	5,314,380
5.25%, 6/10/11	3,000,000	3,286,386
5.25%, 9/13/13	5,000,000	5,614,595
5.38%, 6/8/12	5,000,000	5,573,215
Government National Mortgage Association, 6.00%, 10/15/36	2,982,056	3,082,674
U.S. Treasury Bills, 0.87%, 11/19/09(b)	5,000,000	4,985,465
U.S. Treasury Inflation Protected Bonds, 3.50%, 1/15/11	2,500,000	3,056,187

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,380,548)		60,411,189

INVESTMENT COMPANY (3.2%)
Victory Federal Money Market, Investor Shares, 0.40% (Cost $4,934,295)(c)	4,934,295	4,934,295

Total Investments (Cost $136,799,886)(d)(e) — 100.2%		154,826,573
Liabilities in excess of other assets — (0.2)%		(358,411)

NET ASSETS — 100.0%		$154,468,162

(a)	Represents non-income producing security.

(b)	Rate represents the effective yield at purchase.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$25,646,844
Gross unrealized depreciation	(7,653,018)

Net unrealized appreciation	$17,993,826

(e)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Organization

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Equity Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (95.7%)
Consumer Discretionary (10.4%)
Comcast Corp., Class A	60,000	1,012,800
Johnson Controls, Inc.	25,000	454,000
NIKE, Inc., Class B	20,000	1,020,000
Omnicom Group, Inc.	40,000	1,076,800
Staples, Inc.	20,000	358,400
Target Corp.	30,000	1,035,900

		4,957,900

Consumer Products (11.7%)
Costco Wholesale Corp.	15,000	787,500
Diageo PLC, ADR	20,000	1,134,800
PepsiCo, Inc.	25,000	1,369,250
Procter & Gamble Co.	20,000	1,236,400
Sysco Corp.	45,000	1,032,300

		5,560,250

Energy (15.3%)
Apache Corp.	10,000	745,300
Chevron Corp.	25,000	1,849,250
ConocoPhillips	10,000	518,000
Exxon Mobil Corp.	33,000	2,634,390
Schlumberger Ltd.	15,000	634,950
XTO Energy, Inc.	25,000	881,750

		7,263,640

Financial Services (10.3%)
Chubb Corp.	20,000	1,020,000
Cincinnati Financial Corp.	35,000	1,017,450
Northern Trust Corp.	5,000	260,700
State Street Corp.	20,000	786,600
T. Rowe Price Group, Inc.	35,000	1,240,400
Wilmington Trust Corp.	25,000	556,000

		4,881,150

Health Care (11.5%)
Becton, Dickinson & Co.	17,500	1,196,825
C.R. Bard, Inc.	10,000	842,600
DENTSPLY International, Inc.	30,000	847,200
Johnson & Johnson, Inc.	12,000	717,960
Medtronic, Inc.	20,000	628,400
Saint Jude Medical, Inc.(a)	15,000	494,400
Stryker Corp.	10,000	399,500
Waters Corp.(a)	10,000	366,500

		5,493,385

Industrial Materials (6.6%)
Air Products & Chemicals, Inc.	12,000	603,240
AptarGroup, Inc.	25,000	881,000
Ecolab, Inc.	5,000	175,750
Sigma-Aldrich Corp.	35,000	1,478,400

		3,138,390

Industrial Products & Services (17.2%)
C.H. Robinson Worldwide, Inc.	20,000	1,100,600
Donaldson Co., Inc.	30,000	1,009,500
Emerson Electric Co.	37,500	1,372,875
General Electric Co.	25,000	405,000
Illinois Tool Works, Inc.	35,000	1,226,750
Precision Castparts Corp.	22,500	1,338,300
United Parcel Service, Inc., Class B	10,000	551,600
W.W. Grainger, Inc.	15,000	1,182,600

		8,187,225

Information Technology (12.7%)
Accenture Ltd., Class A	25,000	819,750
Automatic Data Processing, Inc.	20,000	786,800
Cisco Systems, Inc.(a)	50,000	815,000
EMC Corp.(a)	70,000	732,900

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, Continued
Hewlett-Packard Co.	20,000	725,800
Microsoft Corp.	65,000	1,263,600
Oracle Corp.(a)	50,000	886,500
		6,030,350

TOTAL COMMON STOCKS (Cost $39,561,058)		45,512,290

INVESTMENT COMPANY (5.0%)
Victory Federal Money Market, Investor Shares, 0.40% (Cost $2,397,477)(b)	2,397,477	2,397,477

Total Investments (Cost $41,958,535)(c)(d) — 100.7%		47,909,767

Liabilities in excess of other assets — (0.7)%		(351,234)

NET ASSETS — 100.0%		$47,558,533

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$11,180,474
Gross unrealized depreciation	(5,240,263)

Net unrealized appreciation	$5,940,211

(d)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.2%)
Consumer Discretionary (11.5%)
Ambassadors Group, Inc.	6,000	55,200
Capella Education Co.(a)	4,825	283,517
Gaiam, Inc., Class A(a)	17,000	78,540
Gentex Corp.	48,000	423,840
Hibbett Sports, Inc.(a)	8,600	135,106
John Wiley & Sons, Inc., Class A	16,600	590,628
LKQ Corp.(a)	28,500	332,310
Pre-Paid Legal Services, Inc.(a)	3,800	141,702
Scholastic Corp.	7,500	101,850
Strayer Education, Inc.	3,850	825,478
Timberland Co., Class A(a)	13,000	150,150
Under Armour, Inc., Class A(a)	6,500	154,960

		3,273,281

Consumer Products (5.1%)
Diamond Foods, Inc.	12,700	255,905
Green Mountain Coffee Roasters, Inc.(a)	8,600	332,820
Hain Celestial Group, Inc.(a)	12,000	229,080
Lifeway Foods, Inc.(a)	20,000	179,600
SunOpta, Inc.(a)	30,000	47,100
United Natural Foods, Inc.(a)	15,200	270,864
Whole Foods Market, Inc.	15,200	143,488

		1,458,857

Energy (3.9%)
CARBO Ceramics, Inc.	9,500	337,535
CREDO Petroleum Corp.(a)	12,400	104,408
Dawson Geophysical Co.(a)	5,200	92,612
Encore Acquisition Co.(a)	18,800	479,776
NATCO Group, Inc., Class A(a)	6,000	91,080

		1,105,411

Financial Services (16.3%)
Assured Guaranty Ltd.	16,025	182,685
Bank of Hawaii Corp.	14,000	632,380
Corporate Office Properties	14,000	429,800
Digital Realty Trust, Inc.	14,100	463,185
Dime Community Bancshares	47,300	629,090
eHealth, Inc.(a)	24,100	320,048
Independent Bank Corp.	10,200	266,832
Jones Lang LaSalle, Inc.	10,200	282,540
Parkway Properties, Inc.	19,000	342,000
Southside Bancshares, Inc.	9,200	216,200
Umpqua Holdings Corp.	15,000	217,050
Wainwright Bank & Trust Co.	17,495	102,696
Wilmington Trust Corp.	24,200	538,208

		4,622,714

Health Care (15.8%)
Dionex Corp.(a)	11,100	497,835
Healthways, Inc.(a)	5,000	57,400
ICU Medical, Inc.(a)	8,575	284,175
IDEXX Laboratories, Inc.(a)	17,400	627,792
Immucor, Inc.(a)	4,975	132,236
Landauer, Inc.	14,900	1,092,170
Meridian Bioscience, Inc.	29,400	748,818
Neogen Corp.(a)	9,000	224,820
ResMed, Inc.(a)	7,925	297,029
West Pharmaceutical Services, Inc.	14,000	528,780

		4,491,055

Industrial Materials (2.7%)
Commercial Metals Co.	15,500	183,985
Minerals Technologies, Inc.	9,625	393,663
Quaker Chemical Corp.	12,250	201,512
		779,160

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services (18.5%)
Apogee Enterprises, Inc.	12,250	126,910
Baldor Electric Co.	23,700	423,045
CLARCOR, Inc.	20,300	673,554
ESCO Technologies, Inc.(a)	6,500	266,175
Fuel-Tech, Inc.(a)	3,550	37,594
Genesee & Wyoming, Inc., Class A(a)	23,000	701,500
Herman Miller, Inc.	7,500	97,725
Interface, Inc., Class A	5,875	27,260
Kadant, Inc.(a)	6,225	83,913
Layne Christensen Co.(a)	5,400	129,654
Lindsay Manufacturing Co.	9,000	286,110
Met-Pro Corp.	12,699	169,151
Middleby Corp.(a)	4,600	125,442
School Specialty, Inc.(a)	2,800	53,536
Simpson Manufacturing Co., Inc.	18,325	508,702
SunPower Corp., Class B(a)	4,600	140,024
Team, Inc.(a)	13,900	385,030
Wabtec Corp.	17,000	675,750
Watts Water Technologies, Inc., Class A	13,500	337,095

		5,248.170

Information Technology (16.6%)
Alvarion Ltd.(a)	20,900	75,867
Blackbaud, Inc.	17,000	229,500
Coherent, Inc.(a)	7,175	153,976
F5 Networks, Inc.(a)	9,725	222,313
Itron, Inc.(a)	9,000	573,660
J2 Global Communications, Inc.(a)	25,900	519,036
National Instruments Corp.	8,000	194,880
Net 1 UEPS Technologies, Inc.(a)	25,200	345,240
NII Holdings, Inc.(a)	7,900	143,622
Plantronics, Inc.	30,000	396,000
Polycom, Inc.(a)	30,300	409,353
Power Integrations, Inc.	28,500	566,580
Quality Systems, Inc.	12,400	540,888
RADVision Ltd.(a)	29,400	158,466
Renaissance Learning, Inc.	20,700	186,093

		4,715.474

Utilities (6.8%)
American States Water Co.	3,500	115,430
New Jersey Resources Corp.	22,500	885,375
Ormat Technologies, Inc.	4,000	127,480
South Jersey Industries, Inc.	20,500	816,925
		1,945,210

TOTAL COMMON STOCKS (Cost $31,152,516)		27,639,332

INVESTMENT COMPANY (2.6%)
Victory Federal Money Market, Investor Shares, 0.40% (Cost $721,441)(b)	721,441	721,441

Total Investments (Cost $31,873,957)(c)(d) — 99.8%		28,360,773
Other assets in excess of liabilities — 0.2%		65,874

NET ASSETS — 100.0%		$28,426,647

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$2,707,330
Gross unrealized depreciation	(6,220,514)

Net unrealized depreciation	$(3,513,184)

(d)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Boston Trust Midcap Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (95.8%)
Consumer Discretionary (8.0%)
Abercrombie & Fitch Co., Class A	2,500	57,675
Autoliv, Inc.	4,650	99,789
Coach, Inc.(a)	5,750	119,428
John Wiley & Sons, Inc., Class A	2,500	88,950
Nordstrom, Inc.	5,000	66,550
Omnicom Group, Inc.	6,500	174,980
Ross Stores, Inc.	4,000	118,920

		726,292

Consumer Products (11.6%)
Alberto-Culver Co.	9,000	220,590
Brown-Forman Corp., Class B	4,250	218,832
Church & Dwight Co., Inc.	2,000	112,240
Clorox Co.	1,400	77,784
Energizer Holdings, Inc.(a)	3,500	189,490
Hormel Foods Corp.	2,000	62,160
McCormick & Co., Inc.	5,500	175,230

		1,056,326

Energy (5.2%)
Cabot Oil & Gas Corp.	6,000	156,000
Murphy Oil Corp.	6,000	266,100
Smith International, Inc.	2,500	57,225

		479,325

Financial Services (10.0%)
Cincinnati Financial Corp.	5,130	149,129
Digital Realty Trust, Inc.	1,500	49,275
Investment Technology Group, Inc.(a)	4,500	102,240
Northern Trust Corp.	3,000	156,420
SEI Investments Co.	9,000	141,390
T. Rowe Price Group, Inc.	5,500	194,920
Wilmington Trust Corp.	5,500	122,320

		915,694

Health Care (16.0%)
C.R. Bard, Inc.	3,000	252,780
DENTSPLY International, Inc.	8,500	240,040
Hologic, Inc.(a)	6,000	78,420
IMS Health, Inc.	3,000	45,480
Laboratory Corp. of America Holdings(a)	1,200	77,292
PerkinElmer, Inc.	6,500	90,415
Saint Jude Medical, Inc.(a)	5,000	164,800
Smith & Nephew PLC, Sponsored ADR	2,500	80,750
Techne Corp.	2,250	145,170
Varian Medical Systems, Inc.(a)	4,000	140,160
Waters Corp.(a)	4,000	146,600

		1,461,907

Industrial Materials (8.4%)
Airgas, Inc.	2,750	107,223
AptarGroup, Inc.	7,000	246,680
Ecolab, Inc.	4,000	140,600
Sigma-Aldrich Corp.	6,500	274,560

		769,063

Industrial Products & Services (19.3%)
AMETEK, Inc.	3,250	98,183
C.H. Robinson Worldwide, Inc.	4,000	220,120
CLARCOR, Inc.	3,600	119,448
Donaldson Co., Inc.	8,000	269,200
Expeditors International of Washington, Inc	4,500	149,715
L-3 Communications Holdings, Inc.	1,500	110,670
Lincoln Electric Holdings, Inc.	2,000	101,860
Mettler-Toledo International, Inc.(a)	1,800	121,320
Precision Castparts Corp.	3,200	190,336
Rockwell Collins, Inc.	3,750	146,587

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services, Continued
Terex Corp.(a)	2,075	35,939
W.W. Grainger, Inc.	2,500	197,100

		1,760,478

Information Technology (12.1%)
Adobe Systems, Inc.(a)	4,400	93,676
Amdocs Ltd.(a)	6,250	114,312
Citrix Systems, Inc.(a)	6,500	153,205
Cognizant Technology Solutions Corp., Class A(a)	4,000	72,240
FactSet Research Systems, Inc.	3,500	154,840
Fiserv, Inc.(a)	2,150	78,196
Intuit, Inc.(a)	4,000	95,160
Juniper Networks, Inc.(a)	5,000	87,550
NetApp, Inc.(a)	7,000	97,790
Paychex, Inc.	4,000	105,120
Total System Services, Inc.	4,000	56,000

		1,108,089

Telecommunications (1.6%)
Cablevision Systems Corp., Class A	5,400	90,936
NII Holdings, Inc.(a)	3,000	54,540

		145,476

Utilities (3.6%)
Energen Corp.	3,200	93,856
New Jersey Resources Corp.	3,750	147,562
Questar Corp.	2,650	86,629
		328,047

TOTAL COMMON STOCKS (Cost $9,391,659)		8,750,697

INVESTMENT COMPANY (1.2%)
Victory Federal Money Market, Investor Shares, 0.40% (Cost $113,979)(b)	113,979	113,979

Total Investments (Cost $9,505,638)(c)(d) — 97.0%		8,864,676
Other assets in excess of liabilities — 3.0%		271,045

NET ASSETS — 100.0%		$9,135,721

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$1,686,694
Gross unrealized depreciation	(2,327,656)

Net unrealized depreciation	$(640,962)

(d)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (50.2%)
Consumer Discretionary (5.8%)
Johnson Controls, Inc.	13,000	236,080
NIKE, Inc., Class B	6,500	331,500
Omnicom Group, Inc.	8,000	215,360
Ross Stores, Inc.	5,000	148,650
Target Corp.	8,000	276,240
The Walt Disney Co.	10,000	226,900
Time Warner Cable, Inc., Class A(a)	7,400	158,730

		1,593,460

Consumer Products (7.7%)
Colgate-Palmolive Co.	6,000	411,240
Costco Wholesale Corp.	6,500	341,250
General Mills, Inc.	4,000	243,000
PepsiCo, Inc.	7,800	427,206
Procter & Gamble Co.	6,500	401,830
Sysco Corp.	14,000	321,160

		2,145,686

Energy (6.9%)
Apache Corp.	5,500	409,915
BG Group PLC, ADR	3,000	213,450
BP PLC, ADR	9,000	420,660
ConocoPhillips	9,000	466,200
XTO Energy, Inc.	11,000	387,970

		1,898,195

Financial Services (4.0%)
Chubb Corp.	4,000	204,000
Cincinnati Financial Corp.	7,200	209,304
Northern Trust Corp.	3,300	172,062
State Street Corp.	4,100	161,253
T. Rowe Price Group, Inc.	10,500	372,120

		1,118,739

Health Care (8.2%)
Becton, Dickinson & Co.	5,000	341,950
C.R. Bard, Inc.	2,500	210,650
DENTSPLY International, Inc.	10,000	282,400
Genentech, Inc.(a)	3,000	248,730
Johnson & Johnson, Inc.	6,500	388,895
Medtronic, Inc.	8,000	251,360
Saint Jude Medical, Inc.(a)	6,500	214,240
Stryker Corp.	5,000	199,750
Waters Corp.(a)	4,000	146,600

		2,284,575

Industrial Materials (2.8%)
AptarGroup, Inc.	7,000	246,680
Sigma-Aldrich Corp.	7,000	295,680
Praxair, Inc.	4,000	237,440

		779,800

Industrial Products & Services (7.6%)
3M Co.	4,200	241,668
Donaldson Co., Inc.	8,500	286,025
Emerson Electric Co.	11,000	402,710
Expeditors International of Washington, Inc.	7,000	232,890
Illinois Tool Works, Inc.	9,500	332,975
United Parcel Service, Inc., Class B	4,000	220,640
W.W. Grainger, Inc.	5,000	394,200

		2,111,108

Information Technology (6.9%)
Accenture Ltd., Class A	7,000	229,530
Adobe Systems, Inc.(a)	8,000	170,320
Cisco Systems, Inc.(a)	19,000	309,700
EMC Corp.(a)	14,000	146,580
Hewlett-Packard Co.	5,000	181,450
International Business Machines Corp.	1,700	143,072

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, Continued
Microsoft Corp.	15,000	291,600
Nokia Corp., ADR	8,000	124,800
Paychex, Inc.	6,000	157,680
SAP AG, ADR	4,000	144,880

		1,899,612

Telecommunications (0.3%)
AT&T, Inc.	3,000	85,500
		85,500

TOTAL COMMON STOCKS (Cost $14,969,843)		13,916,675

CORPORATE BONDS (10.5%)
Financial Services (8.2%)
American Express Co., 7.00%, 3/19/18	250,000	253,211
BP Capital Markets PLC, 5.25%, 11/7/13	500,000	522,524
Calvert Social Investment Foundation, 3.00%, 12/31/11	175,000	175,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	293,072
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,040,387

		2,284,194

Health Care (1.1%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	316,930

Information Technology (0.8%)
Oracle Corp., 5.75%, 4/15/18	200,000	209,570

Telecommunications (0.4%)
AT&T, Inc., 5.50%, 2/1/18	100,000	101,242

TOTAL CORPORATE BONDS (Cost $2,826,488)		2,911,936

MUNICIPAL BONDS (1.4%)
Massachusetts (0.9%)
Massachusetts State, Series A, GO, 5.00%, 8/1/26, Callable 8/1/18 @ 100	250,000	252,262

Ohio (0.5%)
Ohio State, Series D, GO, 4.50%, 9/15/22, MBIA, Callable 3/15/16 @ 100	150,000	148,179

TOTAL MUNICIPAL BONDS (Cost $400,738)		400,441

U.S. GOVERNMENT AGENCY OBLIGATIONS (36.0%)
Federal Farm Credit Bank 6.00%, 3/7/11	500,000	550,487
Federal Home Loan Bank
0.82%, 12/22/09(b)	200,000	198,673
3.75%, 8/18/09	500,000	510,275
4.63%, 2/18/11	500,000	535,314
5.00%, 2/4/09	500,000	501,850
5.00%, 12/21/15	700,000	785,182
5.25%, 6/12/09	1,000,000	1,021,750
Government National Mortgage Association
6.00%, 7/15/34	146,626	151,573
6.00%, 10/15/36	199,473	206,203
6.50%, 2/15/32	7,704	8,098
6.50%, 5/15/32	93,387	98,172
Housing and Urban Development, 7.50%, 8/1/11	200,000	207,670
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Balanced Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
U.S. Treasury Inflation Protected Bonds
1.88%, 7/15/15	600,000	631,660
2.00%, 4/15/12	1,000,000	1,038,982
2.50%, 7/15/16	3,000,000	3,194,845
3.00%, 7/15/12	300,000	354,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,121,480)		9,995,228

CERTIFICATES OF DEPOSIT (0.5%)
Central Appalachian Peoples Federal Credit Union, 4.00%, 3/14/09(c)	25,000	25,000
Shorebank Pacific Bank, 2.50%, 5/10/09(c)	50,000	50,000
Vermont Development Credit Union, 3.75%, 7/13/09(c)	50,000	50,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $125,000)		125,000

INVESTMENT COMPANY (2.2%)
Victory Federal Money Market, Investor Shares, 0.40% (Cost $614,136)(d)	614,136	614,136

Total Investments (Cost $29,057,685)(e)(f) — 100.8%		27,963,416
Liabilities in excess of other assets — (0.8)%		(213,208)

NET ASSETS — 100.0%		$27,750,208

(a)	Represents non-income producing security.

(b)	Rate represents the effective yield at purchase.

(c)	Fair Valued Security. These securities represent 0.5% of the net assets as of December 31, 2008.

(d)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$1,523,969
Gross unrealized depreciation	(2,633,274)

Net unrealized depreciation	$(1,109,305)

(f)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

AG	Aktiengesellschaft (West German stock company)

GO	General Obligation

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Social Equity Fund
December 31, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (7.8%)
Johnson Controls, Inc.	35,000	635,600
NIKE, Inc., Class B	20,000	1,020,000
Omnicom Group, Inc.	30,000	807,600
The Walt Disney Co.	25,000	567,250
Time Warner Cable, Inc., Class A(a)	35,000	750,750

		3,781,200

Consumer Products (14.3%)
Colgate-Palmolive Co.	16,000	1,096,640
Costco Wholesale Corp.	20,000	1,050,000
General Mills, Inc.	15,000	911,250
McCormick & Co., Inc.	23,000	732,780
PepsiCo, Inc.	17,000	931,090
Procter & Gamble Co.	20,000	1,236,400
Sysco Corp.	40,000	917,600

		6,875,760

Energy (13.4%)
Apache Corp.	20,000	1,490,600
BG Group PLC, ADR	10,000	711,500
BP PLC, ADR	30,000	1,402,200
ConocoPhillips	28,000	1,450,400
Weatherford International Ltd.(a)	25,000	270,500
XTO Energy, Inc.	32,000	1,128,640

		6,453,840

Financial Services (9.3%)
American Express Co.	12,000	222,600
Chubb Corp.	20,000	1,020,000
Cincinnati Financial Corp.	33,000	959,310
Northern Trust Corp.	5,000	260,700
State Street Corp.	7,000	275,310
T. Rowe Price Group, Inc.	30,030	1,064,263
Wilmington Trust Corp.	30,000	667,200

		4,469,383

Health Care (16.7%)
Becton, Dickinson & Co.	15,000	1,025,850
C.R. Bard, Inc.	9,000	758,340
DENTSPLY International, Inc.	32,000	903,680
Johnson & Johnson, Inc.	22,000	1,316,260
Medtronic, Inc.	29,000	911,180
Novartis AG, ADR	16,000	796,160
Rouche Holdings Ltd.	8,000	612,400
Saint Jude Medical, Inc.(a)	20,000	659,200
Stryker Corp.	20,000	799,000
Waters Corp.(a)	7,000	256,550

		8,038,620

Industrial Materials (5.4%)
Air Products & Chemicals, Inc.	18,000	904,860
AptarGroup, Inc.	25,000	881,000
Sigma-Aldrich Corp.	20,000	844,800

		2,630,660

Industrial Products & Services (14.1%)
3M Co.	18,000	1,035,720
Donaldson Co., Inc.	24,000	807,600
Emerson Electric Co.	32,000	1,171,520
Expeditors International of Washington, Inc.	25,000	831,750
Illinois Tool Works, Inc.	32,000	1,121,600
United Parcel Service, Inc., Class B	15,000	827,400
W.W. Grainger, Inc.	13,000	1,024,920

		6,820,510

Information Technology (15.8%)
Accenture Ltd., Class A	25,000	819,750
Automatic Data Processing, Inc.	25,000	983,500

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, Continued
Cisco Systems, Inc.(a)	55,000	896,500
EMC Corp.(a)	50,000	523,500
Hewlett-Packard Co.	23,000	834,670
Intel Corp.	50,000	733,000
Microsoft Corp.	44,000	855,360
Nokia Corp., ADR	40,000	624,000
Oracle Corp.(a)	35,000	620,550
Paychex, Inc.	27,000	709,560

		7,600,390

Telecommunications (2.1%)
AT&T, Inc.	35,000	997,500

		997,500

TOTAL COMMON STOCKS (Cost $53,152,753)		47,667,863

INVESTMENT COMPANIES (7.8%)
Cavanal Hill U.S. Treasury Fund, 0.01% (b)	1,230,911	1,230,911
Victory Federal Money Market, Investor Shares, 0.40%(b)	2,547,612	2,547,612

TOTAL INVESTMENT COMPANIES (Cost $3,778,523)		3,778,523

Total Investments (Cost $56,931,276)(c)(d) — 106.7%		51,446,386
Liabilities in excess of other assets — (6.7)%		(3,236,234)

NET ASSETS — 100.0%		$48,210,152

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$3,798,247
Gross unrealized depreciation	(9,309,305)

Net unrealized depreciation	$(5,511,058)

(d)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.

ADR	American Depositary Receipt

AG	Aktiengesellschaft (West German stock company)

PLC	Public Limited Company
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund
December 31, 2008 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (91.0%)
Consumer Discretionary (10.4%)
Ambassadors Group, Inc.	150	1,380
Capella Education Co.(a)	150	8,814
Gaiam, Inc., Class A(a)	525	2,426
Gentex Corp.	1,725	15,232
Hibbett Sports, Inc.(a)	325	5,106
John Wiley & Sons, Inc., Class A	600	21,348
LKQ Corp.(a)	1,000	11,660
Pre-Paid Legal Services, Inc.(a)	125	4,661
Scholastic Corp.	225	3,055
Strayer Education, Inc.	125	26,801
Timberland Co., Class A(a)	600	6,930
Under Armour, Inc., Class A(a)	250	5,960

		113,373

Consumer Products (5.0%)
Diamond Foods, Inc.	450	9,068
Green Mountain Coffee Roasters, Inc.(a)	325	12,577
Hain Celestial Group, Inc.(a)	450	8,591
Lifeway Foods, Inc.(a)	750	6,735
SunOpta, Inc.(a)	1,075	1,688
United Natural Foods, Inc.(a)	575	10,246
Whole Foods Market, Inc.	575	5,428

		54,333

Energy (3.7%)
CARBO Ceramics, Inc.	350	12,435
CREDO Petroleum Corp.(a)	450	3,789
Dawson Geophysical Co.(a)	150	2,672
Encore Acquisition Co.(a)	675	17,226
NATCO Group, Inc., Class A(a)	250	3,795

		39,917

Financial Services (16.1%)
Assured Guaranty Ltd.	575	6,555
Bank of Hawaii Corp.	600	27,102
Corporate Office Properties	525	16,118
Digital Realty Trust, Inc.	525	17,246
Dime Community Bancshares	1,725	22,942
eHealth, Inc.(a)	875	11,620
Independent Bank Corp.	350	9,156
Jones Lang LaSalle, Inc.	450	12,465
Parkway Properties, Inc.	775	13,950
Southside Bancshares, Inc.	325	7,638
Umpqua Holdings Corp.	575	8,320
Wilmington Trust Corp.	975	21,684

		174,796

Health Care (14.8%)
Dionex Corp.(a)	425	19,061
Healthways, Inc.(a)	200	2,296
ICU Medical, Inc.(a)	325	10,771
IDEXX Laboratories, Inc.(a)	625	22,550
Immucor, Inc.(a)	175	4,652
Landauer, Inc.	475	34,817
Meridian Bioscience, Inc.	1,075	27,380
Neogen Corp.(a)	325	8,119
ResMed, Inc.(a)	275	10,307
West Pharmaceutical Services, Inc.	525	19,829

		159,782

Industrial Materials (2.4%)
Commercial Metals Co.	500	5,935
Minerals Technologies, Inc.	325	13,293
Quaker Chemical Corp.	425	6,991

		26,219

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services (16.8%)
Apogee Enterprises, Inc.	550	5,698
Baldor Electric Co.	850	15,172
CLARCOR, Inc.	750	24,885
Fuel-Tech, Inc.(a)	125	1,324
Genesee & Wyoming, Inc., Class A(a)	875	26,687
Herman Miller, Inc.	275	3,583
Interface, Inc., Class A	200	928
Kadant, Inc.(a)	250	3,370
Layne Christensen Co.(a)	200	4,802
Lindsay Manufacturing Co.	325	10,332
Met-Pro Corp.	450	5,994
Middleby Corp.(a)	150	4,091
School Specialty, Inc.(a)	125	2,390
Simpson Manufacturing Co., Inc.	625	17,350
SunPower Corp., Class B(a)	150	4,566
Team, Inc.(a)	525	14,542
Wabtec Corp.	600	23,850
Watts Water Technologies, Inc., Class A	475	11,861

		181,425

Information Technology (15.3%)
Alvarion Ltd.(a)	750	2,723
Blackbaud, Inc.	600	8,100
Coherent, Inc.(a)	250	5,365
F5 Networks, Inc.(a)	325	7,430
Itron, Inc.(a)	325	20,715
J2 Global Communications, Inc.(a)	900	18,036
National Instruments Corp.	275	6,699
Net 1 UEPS Technologies, Inc.(a)	900	12,330
NII Holdings, Inc.(a)	275	4,999
Plantronics, Inc.	1,075	14,190
Polycom, Inc.(a)	1,075	14,523
Power Integrations, Inc.	1,025	20,377
Quality Systems, Inc.	450	19,629
RADVision Ltd.(a)	1,075	5,794
Renaissance Learning, Inc.	525	4,720

		165,630

Utilities (6.5%)
American States Water Co.	150	4,947
New Jersey Resources Corp.	750	29,513
Ormat Technologies, Inc.	200	6,374
South Jersey Industries, Inc.	750	29,887

		70,721

TOTAL COMMON STOCKS (Cost $942,254)		986,196

INVESTMENT COMPANIES (11.0%)
Cavanal Hill U.S. Treasury Fund, 0.01%(b)	59,309	59,309
Victory Federal Money Market, Investor Shares, 0.40%(b)	59,309	59,309

TOTAL INVESTMENT COMPANIES (Cost $118,618)		118,618

Total Investments (Cost $1,060,872)(c)(d) — 102.0%		1,104,814
Liabilities in excess of other assets — (2.0)%		(21,157)

NET ASSETS — 100.0%		$1,083,657

(a)	Represents non-income producing security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Walden Small Cap Innovations Fund
December 31, 2008 (Unaudited)
Schedule of Portfolio Investments

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$71,808
Gross unrealized depreciation	(27,866)

Net unrealized appreciation	$43,942

(d)	The fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached summary.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Boston Trust & Walden Social Funds
December 31, 2008 (unaudited)
Statement of Financial Accounting Standards No. 157
Various “inputs” are used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
• Level 1	—	quoted prices in active markets for identical assets.

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary categorization of each Fund’s investments based on the level of inputs used in determining the value of such investments as of December 31, 2008:

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Investments	Investments	Investments	Investments
Fund Name	in Securities($)	in Securities($)	in Securities($)	in Securities($)
Boston Trust Balanced Fund	81,038,335	73,788,238	—	154,826,573
Boston Trust Equity Fund	47,909,767	—	—	47,909,767
Boston Trust Small Cap Fund	28,360,773	—	—	28,360,773
Boston Trust Midcap Fund	8,864,676	—	—	8,864,676
Walden Social Balanced Fund	14,530,811	13,307,605	125,000	27,963,416
Walden Social Equity Fund	51,446,386	—	—	51,446,386
Walden Small Cap Innovations Fund	1,104,814	—	—	1,104,814
For the Level 3 security, the value of certificates of deposit at maturity was the input used to determine fair value.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Walden Social Balanced Fund
Investments in Securities
Balance as of 9/30/2008	$150,000
Accrued Accretion (Amortization)	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Net Purchase (Sales)	(25,000)
Transfers In (Out) of Level 3	—

Balance as of 12/31/2008	$125,000

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Group

By (Signature and Title)*	/s/ John Danko

John Danko, President

Date February 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko

John Danko, President

Date February 27, 2009

By (Signature and Title)*	/s/ Robert W. Silva

Robert W. Silva, Treasurer

Date February 27, 2009

*	Print the name and title of each signing officer under his or her signature.